UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  February 28

Date of reporting period:  August 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2025

New York Tax-Free Bond Fund

Investor Class (PRNYX)

This semi-annual shareholder report contains important information about New York Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Tax-Free Bond Fund - Investor Class	$26	0.53%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$418,177
Number of Portfolio Holdings	271

Portfolio Turnover Rate	20.8%

What did the fund invest in?

State Allocation (as a % of Net Assets)

New York	93.6%
Puerto Rico	5.4
Other	1.0

Industry Allocation (as a % of Net Assets)

Special Tax	20.2%
Education	15.5
Transportation	13.8
Housing	13.5
Health Care	9.5
Electric	4.4
General Obligations - Local	3.8
Water & Sewer	3.5
Industrial & Pollution Control	3.0
Other	12.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F74-053 10/25

New York Tax-Free Bond Fund

Investor Class (PRNYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

New York Tax-Free Bond Fund

I Class (TRYIX)

This semi-annual shareholder report contains important information about New York Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Tax-Free Bond Fund - I Class	$22	0.44%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$418,177
Number of Portfolio Holdings	271

Portfolio Turnover Rate	20.8%

What did the fund invest in?

State Allocation (as a % of Net Assets)

New York	93.6%
Puerto Rico	5.4
Other	1.0

Industry Allocation (as a % of Net Assets)

Special Tax	20.2%
Education	15.5
Transportation	13.8
Housing	13.5
Health Care	9.5
Electric	4.4
General Obligations - Local	3.8
Water & Sewer	3.5
Industrial & Pollution Control	3.0
Other	12.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1101-053 10/25

New York Tax-Free Bond Fund

I Class (TRYIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNYX New York Tax-Free
Bond Fund
TRYIX New York Tax-Free
Bond Fund–
.
I Class

T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 10 .84 $ 10 .83 $ 10 .48 $ 11 .55 $ 11 .77 $ 12 .09
Investment
activities
Net investment
income
(1)(2)
0 .20 0 .37 0 .32 0 .30 0 .29 0 .31
Net realized and
unrealized gain/
loss ( 0 .49 ) ( 0 .01 ) 0 .35 ( 1 .06 ) ( 0 .22 ) ( 0 .30 )
Total from
investment
activities ( 0 .29 ) 0 .36 0 .67 ( 0 .76 ) 0 .07 0 .01
Distributions
Net investment
income ( 0 .19 ) ( 0 .35 ) ( 0 .32 ) ( 0 .30 ) ( 0 .29 ) ( 0 .31 )
Net realized gain — — — ( 0 .01 ) —
(3)
( 0 .02 )
Total distributions ( 0 .19 ) ( 0 .35 ) ( 0 .32 ) ( 0 .31 ) ( 0 .29 ) ( 0 .33 )
NET ASSET
VALUE
End of period $ 10 .36 $ 10 .84 $ 10 .83 $ 10 .48 $ 11 .55 $ 11 .77

T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
( 2 .69 ) % 3 .43% 6 .51% ( 6 .64 ) % 0 .55% 0 .14%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .62%
(5)
0 .60% 0 .59% 0 .59% 0 .53% 0 .52%
Net expenses
after waivers/
payments by
Price Associates 0 .53%
(5)
0 .53% 0 .53% 0 .53% 0 .53% 0 .52%
Net investment
income 3 .74%
(5)
3 .38% 3 .08% 2 .80% 2 .41% 2 .66%
Portfolio turnover
rate 20 .8% 30 .7% 22 .7% 20 .0% 12 .0% 33 .8%
Net assets, end
of period (in
thousands) $187,985 $202,103 $202,161 $208,910 $319,198 $429,179
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 10 .83 $ 10 .82 $ 10 .47 $ 11 .54 $ 11 .76 $ 12 .07
Investment
activities
Net investment
income
(1)(2)
0 .20 0 .38 0 .33 0 .31 0 .30 0 .32
Net realized and
unrealized gain/
loss ( 0 .49 ) —
(3)
0 .35 ( 1 .06 ) ( 0 .22 ) ( 0 .29 )
Total from
investment
activities ( 0 .29 ) 0 .38 0 .68 ( 0 .75 ) 0 .08 0 .03
Distributions
Net investment
income ( 0 .19 ) ( 0 .37 ) ( 0 .33 ) ( 0 .31 ) ( 0 .30 ) ( 0 .32 )
Net realized gain — — — ( 0 .01 ) —
(3)
( 0 .02 )
Total distributions ( 0 .19 ) ( 0 .37 ) ( 0 .33 ) ( 0 .32 ) ( 0 .30 ) ( 0 .34 )
NET ASSET
VALUE
End of period $ 10 .35 $ 10 .83 $ 10 .82 $ 10 .47 $ 11 .54 $ 11 .76

T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
( 2 .65 ) % 3 .53% 6 .61% ( 6 .56 ) % 0 .64% 0 .30%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .48%
(5)
0 .48% 0 .48% 0 .47% 0 .44% 0 .44%
Net expenses
after waivers/
payments by
Price Associates 0 .44%
(5)
0 .44% 0 .44% 0 .44% 0 .43% 0 .44%
Net investment
income 3 .84%
(5)
3 .47% 3 .17% 2 .90% 2 .50% 2 .74%
Portfolio turnover
rate 20 .8% 30 .7% 22 .7% 20 .0% 12 .0% 33 .8%
Net assets, end
of period (in
thousands) $230,192 $241,956 $224,326 $220,755 $190,631 $74,828
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE New York Tax-Free Bond Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 2,041 —
Total Common Stocks (Cost $–) —
MUNICIPAL SECURITIES 99.0%
NEW YORK  93.6%
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (2) 1,000 1,006
Battery Park City Auth., Junior, Series D-1, VRDN, 3.78%,
11/1/38  500 500
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/47  2,320 1,805
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 101
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  800 773
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 2,120 1,731
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 1,100 880
Build New York City Resource, Global Community Charter
School Project, Series A, 5.00%, 6/15/57  1,125 889
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (3) 600 595
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 650 615
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 180 176
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56 (3) 1,000 716
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (2)
(3) 1,440 1,441
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (3)(4) 1,250 942
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/42 (2) 120 124
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/43 (2) 500 514
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/44 (2) 355 363
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/37  1,500 1,570
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/39  1,540 1,585

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, The Nightingale-Bamford School
Project, 5.00%, 7/1/40  3,000 3,135
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  2,510 1,727
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48 (5) 1,240 941
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  1,750 1,349
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/40  1,000 1,022
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41  2,725 2,736
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48  900 906
Dormitory Auth. of the State of New York, Series A, 5.25%,
10/1/50 (5) 1,500 1,524
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  1,395 1,434
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/49  1,000 1,012
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  1,000 803
Dormitory Auth. of the State of New York, Barnard College,
Series A, 5.25%, 7/1/43  2,000 2,075
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  4,370 4,593
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,359
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  5,425 5,695
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/31 (3) 1,000 1,004
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (3) 2,000 1,889
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 326
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 2,994
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  2,000 2,019
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,890 2,285
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 2,031
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41  750 778

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.25%, 7/1/43 (5) 500 517
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.25%, 7/1/44 (5) 550 564
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.50%, 7/1/50 (5) 2,835 2,948
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  400 323
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/51  740 603
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25  55 55
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, School Districts,
Series A, 5.00%, 10/1/40 (5) 400 423
Dormitory Auth. of the State of New York, School Districts,
Series A, 5.00%, 10/1/41 (5) 585 612
Dormitory Auth. of the State of New York, The New School,
Series A, 4.25%, 7/1/50  2,000 1,703
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  1,420 1,425
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,370 2,295
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (5) 3,675 3,749
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/31  460 481
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/36  860 879
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/39  550 569
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/40  500 513
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/41  475 483
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/42  665 670
Dutchess County Local Dev., Culinary Institute of America,
5.25%, 7/1/43  450 460
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 200
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 291
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  3,500 3,095
Empire State Dev., Group 4, Series A, 3.00%, 3/15/50  2,000 1,395

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  4,950 3,525
Empire State Dev., Personal Income Tax, Series A, 4.00%,
3/15/38  2,000 1,965
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,335 346
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  3,700 3,147
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 501
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 300
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 325
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,000
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,000
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  5,000 5,026
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,510
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37
(Prerefunded 9/29/25) (6) 1,100 1,102
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,510
Long Island Power Auth., Electric, Series B, VRDN, 3.00%,
9/1/49 (Tender 9/1/29)  2,075 2,071
Metropolitan Transportation Auth., Series G-1, VRDN, 3.85%,
11/1/32  870 870
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 3.90%, 11/1/31  325 325
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  3,000 2,942
Monroe County IDC, Rochester General Hosp., Series A,
5.00%, 12/1/37  1,890 1,893
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3) 1,000 917
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (3) 1,075 964
Monroe County IDC, Univ. of Rochester Project, Series A,
4.00%, 7/1/50  2,360 2,021
Nassau County, Series A, GO, 4.00%, 4/1/50  4,000 3,472
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,201
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,000
New York City, Series B-1, GO, 5.00%, 10/1/43  2,500 2,531
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 3,898
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,094

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City, Series E-5, GO, VRDN, 3.90%, 3/1/48  100 100
New York City Housing Dev., 3.95%, 11/1/43  2,435 2,214
New York City Housing Dev., 4.125%, 11/1/53  4,000 3,429
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,315
New York City Housing Dev., Series A, 4.95%, 11/1/58  2,500 2,436
New York City Housing Dev., Series A-1, 4.65%, 11/1/49  1,500 1,432
New York City Housing Dev., Series A-1, 4.75%, 11/1/54  1,585 1,529
New York City Housing Dev., Series F-1, 2.40%, 11/1/46  2,450 1,550
New York City Housing Dev., Series G, 4.95%, 11/1/58  2,500 2,436
New York City Housing Dev., Series G-1, 3.05%, 5/1/50  2,950 2,129
New York City Housing Dev., Series I, 2.80%, 5/1/56  2,000 1,245
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,000 1,271
New York City Housing Dev., 8 Spruce Street Project,
Series 2024, Class E, 4.375%, 12/15/43 (Prerefunded
12/15/31) (6) 2,375 2,445
New York City Housing Dev., 8 Spruce Street Project,
Series 2024, Class F, 5.25%, 12/15/43 (Prerefunded
12/15/31) (6) 500 513
New York City Housing Dev., Sustainable Development Bonds,
Series B-1, 4.75%, 11/1/40  1,000 1,005
New York City Housing Dev., Sustainable Development Bonds,
Series B-1, 5.05%, 11/1/45  250 253
New York City Housing Dev., Sustainable Development Bonds,
Series C, 2.75%, 2/1/51  2,150 1,380
New York City Housing Dev., Sustainable Development Bonds,
Series C-1, 5.00%, 11/1/45  750 750
New York City Housing Dev., Sustainable Development Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  1,700 1,730
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (5) 5,500 3,922
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,690 2,746
New York City Municipal Water Fin. Auth., Series DD-1, 5.00%,
6/15/49  2,500 2,507
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, 5.00%, 6/15/46  2,470 2,524
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, VRDN, 3.85%, 6/15/53  100 100
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, VRDN, 3.90%, 6/15/41  500 500
New York City Municipal Water Fin. Auth., Second General
Resolution, Series EE, 5.00%, 6/15/40  2,000 2,037
New York City Transitional Fin. Auth., Future Tax, Series B,
5.50%, 5/1/47  5,000 5,249

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  2,000 2,121
New York City Transitional Fin. Auth., Future Tax, Series D,
5.50%, 5/1/52  3,250 3,405
New York City Transitional Fin. Auth., Future Tax, Series D-S,
4.00%, 11/1/42  2,000 1,810
New York City Transitional Fin. Auth., Future Tax, Series E,
5.50%, 11/1/49  3,035 3,191
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  4,470 4,499
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/40  3,000 3,200
New York City Transitional Fin. Auth., Future Tax, Series G-1,
5.00%, 5/1/52  1,635 1,646
New York City Transitional Fin. Auth., Future Tax, Series I-1,
5.00%, 5/1/44  2,000 2,058
New York City Transitional Fin. Auth., Subordinate Bonds,
Series A-1, 5.00%, 5/1/43  1,000 1,036
New York City Transitional Fin. Auth., Subordinate Bonds,
Series D-1, 4.00%, 11/1/42  1,000 905
New York City Transitional Fin. Auth., Subordinate Bonds,
Series E, 5.00%, 11/1/43  1,860 1,921
New York City Transitional Fin. Auth., Subordinate Bonds,
Series H-1, 5.00%, 11/1/46  775 787
New York City Transitional Fin. Auth., Subordinate Bonds,
Series H-1, 5.50%, 11/1/51  1,725 1,812
New York City, Fiscal 2018, Series B-5, GO, VRDN, 3.85%,
10/1/46  600 600
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,009
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  4,245 4,247
New York Energy Fin. Dev., VRDN, 5.00%, 7/1/56 (Tender
12/1/33)  2,500 2,626
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41  3,000 2,113
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41 (7) 1,000 709
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  6,690 5,230
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42 (5) 6,130 4,827
New York Liberty Dev., 3 World Trade Center, Series 1, Class 1,
5.00%, 11/15/44 (3) 3,200 3,104
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (3) 1,250 1,251

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York Liberty Dev., 4 World Trade Center, Green Bond,
Series A, 3.00%, 11/15/51 (7) 6,680 4,665
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 2, 2.625%, 9/15/69  1,000 921
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  2,000 2,250
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 239, 3.25%, 10/1/51  745 745
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.50%, 10/1/52  2,360 2,371
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 261, 4.65%, 10/1/54  1,495 1,413
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.375%, 10/1/44  1,635 1,560
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.55%, 10/1/49  2,000 1,896
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 266, 4.65%, 10/1/50  2,805 2,668
New York Mortgage Agency Homeowner Mortgage Revenue,
Sustainable Bonds, Series 2, 2.10%, 4/1/31 (2) 1,000 901
New York Mortgage Agency Homeowner Mortgage Revenue,
Sustainable Bonds, Series 259, 4.45%, 10/1/39 (2) 2,310 2,229
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  5,010 4,470
New York Power Auth., Green Bond, Series A, 5.00%,
11/15/53 (5) 2,000 2,014
New York State Energy Research & Dev. Auth., Electric & Gas
Project, Series C, 4.00%, 4/1/34  2,470 2,486
New York State Environmental Fac., Casella Waste Systems
Project, Series R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (2)
(3) 1,000 1,021
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  1,500 1,474
New York State Housing Fin. Agency, Series A-2, VRDN,
3.45%, 6/15/54 (Tender 12/15/30)  1,000 1,013
New York State Housing Fin. Agency, Series B-2, VRDN,
3.35%, 12/15/54 (Tender 12/15/29)  1,625 1,636
New York State Housing Fin. Agency, Series E-1, 2.75%,
11/1/56  1,500 918
New York State Housing Fin. Agency, Series E-1, 5.05%,
11/1/63  1,000 982
New York State Housing Fin. Agency, 160 West 62nd Street
Housing, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)  2,500 2,528
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  2,050 2,077
New York State Thruway Auth., Series A, 5.00%, 3/15/43  2,165 2,241
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  6,140 4,297

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (5) 5,000 4,767
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (2) 130 128
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 3,250 3,250
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (2) 3,315 3,341
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (2) 2,500 2,482
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (2) 2,000 1,986
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (2) 310 318
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (2) 750 766
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
6/30/60 (2) 1,500 1,422
New York Transportation Dev., JFK Int'l. Airport, 5.50%,
6/30/54 (2) 1,915 1,856
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/44 (2) 2,850 2,997
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/55 (2) 500 514
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/59 (2) 1,875 1,919
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.00%, 12/1/37 (2) 500 508
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.25%, 12/31/54 (2)(5) 5,000 4,926
New York Transportation Dev., JFK Int'l. Airport, Series B,
STEP, 0.00%, 12/31/54 (2)(5) 1,450 858
New York Transportation Dev., Terminal 4 JFK Int'l. Airport
Project, Series A, 5.00%, 12/1/34 (2) 1,500 1,559
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/28 (2) 625 625
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (2) 1,785 1,786
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 2,054
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42  525 448
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%,
7/1/40  450 399
Onondaga Civic Dev., Syracuse Univ., 5.25%, 12/1/44  1,300 1,377
Onondaga Civic Dev., Syracuse Univ., 5.25%, 12/1/45  950 1,002
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 4.00%, 12/1/41  3,050 2,883

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 4.00%, 12/1/49  4,110 3,516
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 5.00%, 12/1/45  1,150 1,161
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  2,000 2,003
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (2) 2,500 2,570
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (2) 3,000 2,991
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 183, 4.00%, 12/15/38  1,500 1,465
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/50 (2) 1,500 1,247
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/55 (2) 2,000 1,617
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 234, 5.50%, 8/1/52 (2) 5,500 5,640
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 248, 5.00%, 1/15/43  1,000 1,041
Roslyn Union Free School Dist., GO, 2.00%, 6/15/28  1,500 1,447
Roslyn Union Free School Dist., GO, 2.25%, 6/15/29  1,000 962
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 687
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/34  410 420
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/40  1,500 1,462
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  1,340 1,035
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  1,500 1,247
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 5.25%, 12/1/54  2,500 2,555
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.00%, 11/15/43  1,000 1,027
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.25%, 5/15/54  2,000 2,058
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-4A, VRDN, 3.90%, 1/1/32  3,500 3,500
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C, 5.25%, 11/15/42  1,920 2,042
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  2,060 2,076
Trust for Cultural Resources of the city of New York, American
Museum of Natural History, Series A, 5.00%, 7/15/54  1,500 1,532
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  1,250 1,343

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Utility Debt Securitization Auth., Green Bond, Series TE-2,
5.00%, 12/15/50  1,000 1,023
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 1,888
Westchester County Local Dev., Medical Center Obligated
Project, 5.75%, 11/1/53 (5) 3,060 3,229
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/34  200 205
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/42  450 446
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 432
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  2,000 2,001
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 736
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  765 746
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,199
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  515 450
391,507
PUERTO RICO  5.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 2,325 1,459
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 2,898 1,880
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,290 1,330
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (3) 430 441
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 210
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  808 790
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  759 727
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  442 411
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  857 886
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  457 487
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  446 489
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (4)(9) 30 20

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (4)(9) 20 13
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (4)(9) 160 106
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (4)(9) 45 30
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (4)
(9) 55 36
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (4)
(9) 220 145
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (4)
(9) 75 50
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (4)
(9) 90 60
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (4)
(9) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (4)
(9) 285 188
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (4)
(9) 185 122
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (4)
(9) 55 36
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (4)
(9) 50 33
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (4)
(9) 20 13
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (4)
(9) 55 36
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (4)
(9) 45 30
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (4)
(9) 15 10
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (4)
(9) 25 17
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (4)
(9) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (4)
(9) 175 116
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (4)
(9) 50 33
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (4)
(9) 20 13
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,407 1,260
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,145 2,019

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,848 1,350
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  2,475 777
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  4,645 4,298
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  1,000 881
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  750 714
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 925
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  203 188
22,649
Total Municipal Securities (Cost $429,202) 414,156
Total Investments in Securities
99.0% of Net Assets
(Cost $429,202) $ 414,156
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Interest subject to alternative minimum tax.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $19,017 and represents 4.5% of net assets.
(4) Non-income producing
(5) Insured by Assured Guaranty Incorporated
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by Build America Mutual Assurance Company
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Obligor has failed to make a scheduled interest and/or principal payment or is in default.

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $429,202) $ 414,156
Interest receivable 4,997
Cash 86
Receivable for shares sold 42
Other assets 33
Total assets 419,314
Liabilities
Payable for shares redeemed 761
Investment management fees payable 136
Due to affiliates 1
Other liabilities 239
Total liabilities 1,137
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 418,177
Net Assets Consist of:
Total distributable earnings (loss) $ (36,946)
Paid-in capital applicable to 40,384,097 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 455,123
NET ASSETS $ 418,177
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $187,985; Shares outstanding: 18,146,449) $ 10.36
I Class
(Net assets: $230,192; Shares outstanding: 22,237,648) $ 10.35

T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Investment Income (Loss)
Interest income $ 9,087
Expenses
Investment management 818
Shareholder servicing
Investor Class $ 152
I Class 28 180
Prospectus and shareholder reports
Investor Class 4
I Class 2 6
Custody and accounting 102
Registration 23
Legal and audit 23
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (140)
Total expenses 1,022
Net investment income 8,065
Realized and Unrealized Gain / Loss –
Net realized loss on securities (4,854)
Change in net unrealized gain / loss on securities (14,991)
Net realized and unrealized gain / loss (19,845)
DECREASE IN NET ASSETS FROM OPERATIONS $ (11,780)

T. ROWE PRICE New York Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 8,065 $ 14,892
Net realized loss (4,854) (4,790)
Change in net unrealized gain / loss (14,991) 4,499
Increase (decrease) in net assets from operations (11,780) 14,601
Distributions to shareholders
Net earnings
Investor Class (3,471) (6,513)
I Class (4,286) (7,872)
Decrease in net assets from distributions (7,757) (14,385)
Capital share transactions
*
Shares sold
Investor Class 15,558 37,913
I Class 11,048 32,391
Distributions reinvested
Investor Class 3,015 5,656
I Class 3,445 6,262
Shares redeemed
Investor Class (23,797) (43,735)
I Class (15,614) (21,131)
Increase (decrease) in net assets from capital
share transactions (6,345) 17,356
Net Assets
Increase (decrease) during period (25,882) 17,572
Beginning of period 444,059 426,487
End of period $ 418,177 $ 444,059
*Share information (000s)
Shares sold
Investor Class 1,494 3,499
I Class 1,061 2,989
Distributions reinvested
Investor Class 290 523
I Class 332 579
Shares redeemed
Investor Class (2,288) (4,038)
I Class (1,499) (1,952)
Increase (decrease) in shares outstanding (610) 1,600

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free
Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New York municipal bonds. The fund has two classes of shares: the New York Tax-Free Bond Fund (Investor Class) and the New
York Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the

T. ROWE PRICE New York Tax-Free Bond Fund

ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE New York Tax-Free Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE New York Tax-Free Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE New York Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $87,694,000 and
$85,803,000, respectively, for the six months ended August 31, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ — $ — $ —
Municipal Securities — 414,156 — 414,156
Total $ — $ 414,156 $ — $ 414,156

T. ROWE PRICE New York Tax-Free Bond Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2025, the fund had
$19,067,000 of available capital loss carryforwards.
At August 31, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $429,202,000. Net unrealized loss aggregated
$15,046,000 at period-end, of which $1,862,000 related to appreciated investments and $16,908,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2025, the effective annual group fee rate was 0.28%.

T. ROWE PRICE New York Tax-Free Bond Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $673,000 remain subject to repayment by the fund at August 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE New York Tax-Free Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2025, expenses incurred pursuant to these service agreements were $63,000 for
Price Associates and $88,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Investor
Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(84) $(56)

T. ROWE PRICE New York Tax-Free Bond Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New York Tax-Free Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE New York Tax-Free Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New York Tax-Free Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New York Tax-Free Bond Fund

Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New York Tax-Free Bond Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F74-051 10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 17, 2025